Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

18.         Equity

(i)	As at December 31, 2024, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2023: 500 million common shares).
(ii)	During the year ended December 31, 2024, 3,363,580 common shares were repurchased at a total cost of US$440,576.
(iii)	During the year ended December 31, 2024, no dividend was distributed.

All other equity transactions have been disclosed in consolidated statement of changes in shareholders’ equity.